AMBRUS CORE BOND FUND
Portfolio of Investments
June 30, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — 45.1%
Communications — 0.7%
AT&T, Inc., 7.125%, 12/15/31	$ 500,000	$ 559,991
Warnermedia Holdings, Inc., 4.279%, 3/15/32	3,500,000	2,620,625
		3,180,616
Consumer Discretionary — 8.4%
BorgWarner, Inc., 4.95%, 8/15/29	1,000,000	1,014,858
Brunswick Corp., 2.40%, 8/18/31	3,000,000	2,551,682
Darden Restaurants, Inc., 6.30%, 10/10/33	1,900,000	2,037,231
Ford Motor Credit Co., LLC, 4.271%, 1/9/27	1,500,000	1,478,522
General Motors Financial Co., Inc., 5.632%, 1/7/30(a)	1,500,000	1,467,545
Genuine Parts Co., 4.95%, 8/15/29	500,000	507,814
Genuine Parts Co., 1.875%, 11/1/30	500,000	431,521
Hasbro, Inc., 6.05%, 5/14/34	2,000,000	2,063,379
Hyatt Hotels Corp., 5.75%, 3/30/32	2,825,000	2,899,977
Hyundai Capital America, 5.40%, 1/8/31	1,000,000	1,021,745
Hyundai Capital America, 4.75%, 9/26/31	2,000,000	1,975,229
Leggett & Platt, Inc., 4.40%, 3/15/29	3,500,000	3,401,533
Lennar Corp., 5.20%, 7/30/30	500,000	509,587
LKQ Corp., 6.25%, 6/15/33	1,000,000	1,055,421
Masco Corp., 3.50%, 11/15/27	1,000,000	979,302
Nissan Motor Acceptance Co., LLC, 7.05%, 9/15/28	1,000,000	1,022,445
Polaris, Inc., 6.95%, 3/15/29	1,000,000	1,052,151
PVH Corp., 4.625%, 7/10/25	2,000,000	1,999,771
PVH Corp., 5.50%, 6/13/30	2,175,000	2,190,996
Ralph Lauren Corp., 3.75%, 9/15/25	1,010,000	1,006,664
Stellantis Finance US, Inc., 5.625%, 1/12/28	1,000,000	1,013,779
Tapestry, Inc., 3.05%, 3/15/32	2,150,000	1,922,025
VF Corp., 6.00%, 10/15/33	2,500,000	2,307,943
Whirlpool Corp., 5.75%, 3/1/34	4,000,000	3,904,258
		39,815,378
Consumer Staple Products — 1.6%
Altria Group, Inc., 6.875%, 11/1/33	1,000,000	1,119,675
	Par Value	Value
CORPORATE BONDS — (Continued)
Consumer Staple Products — (Continued)
J M Smucker Co. (The), 6.20%, 11/15/33	$ 650,000	$ 697,533
Kroger Co. (The), 7.70%, 6/1/29	2,064,000	2,296,210
Philip Morris International, Inc., 3.375%, 8/11/25	3,000,000	2,995,791
Tyson Foods, Inc., 5.70%, 3/15/34	500,000	517,972
		7,627,181
Energy — 2.6%
Cheniere Energy Partners LP, 5.95%, 6/30/33	1,000,000	1,044,531
Devon Energy Corp., 5.20%, 9/15/34	1,500,000	1,457,514
Helmerich & Payne, Inc., 2.90%, 9/29/31	4,000,000	3,346,323
Kinder Morgan, Inc., 7.80%, 8/1/31	1,500,000	1,728,405
Phillips 66 Co., 5.25%, 6/15/31	1,000,000	1,027,536
Tosco Corp., 7.80%, 1/1/27	500,000	525,737
Valero Energy Corp., 6.625%, 6/15/37	3,000,000	3,232,349
		12,362,395
Financials — 11.6%
AmSouth Bancorp, 6.75%, 11/1/25	600,000	602,420
Bank of America Corp., 5.518%, 10/25/35	5,000,000	5,008,132
Bank of New York Mellon Corp. (The), 4.543%, 2/1/29	2,000,000	2,015,585
Bank of New York Mellon Corp. (The), 5.606%, 7/21/39	1,500,000	1,529,827
Broadridge Financial Solutions, Inc., 2.90%, 12/1/29	1,300,000	1,218,126
Capital One Financial Corp., 2.359%, 7/29/32	2,000,000	1,696,823
Carlyle Secured Lending, Inc., 6.75%, 2/18/30	2,000,000	2,044,976
Citadel LP, 6.00%, 1/23/30	1,000,000	1,034,199
Citibank NA, 5.57%, 4/30/34	2,000,000	2,084,789
Discover Financial Services, 7.964%, 11/2/34	2,000,000	2,326,067
Equitable Holdings, Inc., 5.594%, 1/11/33	1,000,000	1,041,141
First National of Nebraska, Inc., 7.25%, 6/15/35(b)	1,000,000	1,006,729

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Financials — (Continued)
Fiserv, Inc., 5.45%, 3/15/34	$ 500,000	$ 512,406
FS KKR Capital Corp., 6.125%, 1/15/30	3,000,000	2,979,884
Goldman Sachs Group, Inc. (The), 1.948%, 10/21/27	1,300,000	1,258,928
Goldman Sachs Group, Inc. (The), 6.249%, 3/15/28(a)	500,000	509,689
Goldman Sachs Group, Inc. (The), 4.482%, 8/23/28	1,000,000	1,001,306
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	4,000,000	4,398,516
Jefferies Financial Group, Inc., 2.625%, 10/15/31	1,000,000	870,221
JPMorgan Chase & Co., 5.558%, 2/24/28(a)	500,000	504,420
LPL Holdings, Inc., 6.00%, 5/20/34	3,000,000	3,109,249
Morgan Stanley, 4.35%, 9/8/26	800,000	798,659
Northern Trust Corp., 3.375%, 5/8/32	919,000	892,493
PNC Bank NA, 4.20%, 11/1/25	1,000,000	998,643
Prudential Financial, Inc., 6.50%, 3/15/54	4,150,000	4,271,540
Synchrony Financial, 3.70%, 8/4/26	1,050,000	1,040,314
Synchrony Financial, 2.875%, 10/28/31	3,325,000	2,885,152
US Bancorp, 4.653%, 2/1/29	1,000,000	1,006,606
Wells Fargo & Co., 3.584%, 5/22/28	300,000	295,463
Wells Fargo Bank NA, 6.50%, 12/1/28	1,000,000	1,061,581
Western Alliance Bancorp, 3.00%, 6/15/31	1,000,000	931,870
Zions Bancorp NA, 3.25%, 10/29/29	1,815,000	1,663,352
Zions Bancorp NA, 6.816%, 11/19/35	2,000,000	2,080,107
		54,679,213
Health Care — 2.7%
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	4,000,000	3,651,180
GE HealthCare Technologies, Inc., 4.80%, 1/15/31	500,000	504,158
HCA, Inc., 5.45%, 4/1/31	1,000,000	1,029,572
Humana, Inc., 5.55%, 5/1/35	2,000,000	2,011,676
	Par Value	Value
CORPORATE BONDS — (Continued)
Health Care — (Continued)
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	$ 1,000,000	$ 998,590
UnitedHealth Group, Inc., 6.50%, 6/15/37	2,000,000	2,194,329
UnitedHealth Group, Inc., 3.50%, 8/15/39	2,000,000	1,614,431
Viatris, Inc., 2.30%, 6/22/27	1,000,000	953,061
		12,956,997
Industrials — 5.2%
Boeing Co. (The), 3.25%, 2/1/35	6,000,000	5,059,627
IDEX Corp., 4.95%, 9/1/29	500,000	508,387
J Paul Getty Trust (The), 4.905%, 4/1/35	4,000,000	4,027,831
Jacobs Engineering Group, Inc., 5.90%, 3/1/33	1,300,000	1,353,234
Northrop Grumman Systems Corp., 7.75%, 2/15/31	2,000,000	2,297,478
RTX Corp., 2.375%, 3/15/32	1,500,000	1,306,438
Ryder System, Inc., 1.75%, 9/1/26	1,000,000	970,063
Ryder System, Inc., 5.375%, 3/15/29	500,000	513,800
Stanley Black & Decker, Inc., 2.30%, 3/15/30	5,456,000	4,886,705
Trimble, Inc., 6.10%, 3/15/33	1,500,000	1,594,113
United Airlines Pass Through Trust, 5.875%, 10/15/27	794,992	811,832
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	1,000,000	1,035,986
		24,365,494
Materials — 1.9%
Albemarle Corp., 5.05%, 6/1/32	3,349,000	3,217,105
Huntsman International, LLC, 2.95%, 6/15/31	5,575,000	4,692,781
Mosaic Global Holdings, Inc., 7.30%, 1/15/28	1,000,000	1,051,355
		8,961,241
Real Estate — 1.7%
Americold Realty Operating Partnership LP, REIT, 5.60%, 5/15/32	1,000,000	1,005,066
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	1,000,000	899,111

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
CORPORATE BONDS — (Continued)
Real Estate — (Continued)
Invitation Homes Operating Partnership LP, REIT, 5.45%, 8/15/30	$ 1,000,000	$ 1,036,379
Jones Lang LaSalle, Inc., REIT, 6.875%, 12/1/28	825,000	886,029
Kilroy Realty LP, REIT, 2.50%, 11/15/32	3,700,000	2,979,724
Vornado Realty LP, REIT, 3.40%, 6/1/31	1,500,000	1,338,631
		8,144,940
Technology — 5.5%
Arrow Electronics, Inc., 5.875%, 4/10/34	2,000,000	2,066,944
Booz Allen Hamilton, Inc., 5.95%, 8/4/33	5,175,000	5,309,928
Concentrix Corp., 6.85%, 8/2/33	3,039,000	3,181,700
Fortinet, Inc., 2.20%, 3/15/31	1,000,000	879,605
Foundry JV Holdco, LLC, 6.30%, 1/25/39(b)	6,000,000	6,284,822
Intel Corp., 3.90%, 3/25/30	2,000,000	1,938,506
Kyndryl Holdings, Inc., 6.35%, 2/20/34	1,500,000	1,603,892
Leidos, Inc., 7.125%, 7/1/32	2,400,000	2,662,567
Motorola Solutions, Inc., 2.30%, 11/15/30	1,500,000	1,332,267
Teledyne Technologies, Inc., 2.75%, 4/1/31	750,000	680,308
		25,940,539
Utilities — 3.2%
AES Corp. (The), 5.80%, 3/15/32	3,275,000	3,325,114
AES Corp. (The), 6.95%, 7/15/55	2,000,000	1,949,244
Dominion Energy, Inc., 6.625%, 5/15/55	3,575,000	3,637,162
PacifiCorp, 6.10%, 8/1/36	2,000,000	2,094,514
Sempra, 5.40%, 8/1/26	2,000,000	2,019,910
Southern California Gas Co., 5.05%, 9/1/34	1,500,000	1,510,835
Southwestern Electric Power Co., 5.30%, 4/1/33	500,000	505,014
		15,041,793
TOTAL CORPORATE BONDS (Cost $207,973,092)		213,075,787
U.S. TREASURY OBLIGATIONS — 31.9%
United States Treasury Bonds,
1.75%, 8/15/41	3,875,000	2,576,572
	Par Value	Value
U.S. TREASURY OBLIGATIONS — (Continued)
1.375%, 8/15/50	$ 9,000,000	$ 4,448,672
United States Treasury Floating Rate Notes, 4.526% (3 Month U.S. Treasury Money Market Yield + 25 bps), 1/31/26(a)	25,750,000	25,778,990
United States Treasury Notes,
2.75%, 8/31/25	48,750,000	48,609,196
3.75%, 4/15/28	62,000,000	62,082,343
4.125%, 11/30/31	7,000,000	7,071,094
U.S. TREASURY OBLIGATIONS (Cost $150,093,006)		150,566,867
ASSET-BACKED SECURITIES — 7.9%
Fannie Mae Pool, 6.00%, 5/1/53	794,887	811,483
Fannie Mae Pool, 7.00%, 7/1/54	4,033,853	4,265,234
Fannie Mae Pool, 6.00%, 8/1/54	4,032,899	4,113,683
Freddie Mac Pool, 6.50%, 12/1/53	4,372,267	4,530,956
Freddie Mac Pool, 6.00%, 6/1/54	8,371,173	8,519,259
Freddie Mac Pool, 7.00%, 7/1/54	2,018,473	2,128,731
Ginnie Mae II Pool, 7.00%, 4/20/54	5,063,490	5,248,644
Ginnie Mae II Pool, 6.50%, 7/20/54	7,534,175	7,749,663
TOTAL ASSET-BACKED SECURITIES (Cost $37,006,216)		37,367,653
	Par Value/ Shares
PREFERREDS — 7.3%
Consumer Discretionary — 0.4%
General Motors Financial Co., Inc., 5.75%, 9/30/27	2,050,000	2,022,037
Energy — 0.4%
BP Capital Markets PLC, 6.45%, 12/1/33	2,000,000	2,048,960
Financials — 6.5%
Bank of America Corp., 6.625%, 5/1/30	3,700,000	3,840,800
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	740,000	735,835
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	1,625,000	1,617,784
Bank of New York Mellon Corp. (The), Non Voting Shares, 6.15%, 3/20/30	13,500	346,140

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS CORE BOND FUND
Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	$ 1,500,000	$ 1,544,719
Citigroup, Inc., 4.00%, 12/10/25	2,400,000	2,389,617
Citigroup, Inc., 7.625%, 11/15/28	2,150,000	2,268,207
Citigroup, Inc., 6.75%, 2/15/30	2,435,000	2,459,134
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	5,375,000	5,398,045
Morgan Stanley, 6.875%, 10/15/25	39,395	989,996
Northern Trust Corp., 4.60%, 10/1/26	1,550,000	1,550,586
State Street Corp., 5.35%, 3/15/26	20,000	434,400
State Street Corp., 6.70%, 9/15/29	1,000,000	1,048,267
State Street Corp., 6.45%, 9/15/30	2,800,000	2,852,349
Wells Fargo & Co., 3.90%, 3/15/26	300,000	297,402
Wells Fargo & Co., 6.85%, 9/15/29	2,550,000	2,681,576
		30,454,857
TOTAL PREFERREDS (Cost $33,179,126)		34,525,854
	Number of Shares
PREFERRED STOCKS — 0.6%
Financials — 0.6%
KKR & Co., Inc., 6.875%, 6/1/65	100,000	2,572,000
TOTAL PREFERRED STOCKS (Cost $2,500,000)		2,572,000
	Par Value
MUNICIPAL BONDS — 0.4%
California — 0.4%
City & County of San Francisco GO, Series C, 6.03%, 6/15/29	2,000,000	2,099,214
TOTAL MUNICIPAL BONDS (Cost $2,070,498)		2,099,214
	Number of Shares	Value
EXCHANGE TRADED FUNDS — 4.9%
iShares 0-5 Year TIPS Bond ETF	150,000	$ 15,436,500
SPDR Portfolio High Yield Bond ETF	320,000	7,616,000
TOTAL EXCHANGE TRADED FUNDS (Cost $22,419,185)		23,052,500
SHORT-TERM INVESTMENT — 6.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(c)	32,650,796	32,650,796

TOTAL SHORT-TERM INVESTMENT (Cost $32,650,796)		32,650,796

TOTAL INVESTMENTS - 105.0% (Cost $487,891,919)		495,910,671
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.0)%		(23,569,145)
NET ASSETS - 100.0%		$472,341,526

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2025, these securities amounted to $7,291,551 or 1.54% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(c)	Rate disclosed is the 7-day yield at June 30, 2025.
ETF	Exchange-Traded Fund
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depository Receipt

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — 78.3%
California — 65.8%
Albany Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	$ 1,000,000	$ 1,017,186
Alhambra Unified School District GO, Series B, Callable 08/01/32 at 100, 5.25%, 8/1/47	705,000	741,655
Antioch Unified School District GO, Series B, OID, Callable 08/01/25 at 100, 4.00%, 8/1/40, (BAM Insured)	635,000	603,435
Atwater Elementary School District, Callable 12/01/34 at 100, 5.00%, 12/1/44, (AGC Insured)	700,000	726,902
Beaumont Public Improvement Authority Revenue, Series A, Callable 09/01/25 at 103, 5.00%, 9/1/43, (AGM Insured)	1,000,000	1,018,249
Berkeley Joint Powers Financing Authority Revenue, OID, Refunding, Callable 07/31/25 at 100, 3.00%, 10/1/27	25,000	25,002
Beverly Hills Unified School District GO, CAB, OID, Refunding, Callable 08/01/26 at 68, 0.00%, 8/1/37(a)	580,000	340,928
Cabrillo Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/48	625,000	634,207
California Community Choice Financing Authority Revenue, Callable 05/01/29 at 100, 5.00%, 7/1/53(b)	2,965,000	3,095,643
California Community Choice Financing Authority Revenue, Series A-1, Callable 05/01/28 at 100, 4.00%, 5/1/53(b)	500,000	504,443
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(b)	$ 3,755,000	$ 3,734,154
California Community Choice Financing Authority Revenue, Series F, Callable 08/01/32 at 100, 5.00%, 2/1/55(b)	4,400,000	4,676,981
California Community Choice Financing Authority Revenue, Series G, Callable 01/01/30 at 100, 5.25%, 11/1/54(b)	2,000,000	2,120,432
California Community Choice Financing Authority Revenue , Callable 09/01/27 at 101, 4.00%, 10/1/52(b)	900,000	902,784
California Community Choice Financing Authority Revenue , Series C, Callable 07/01/32 at 100, 5.00%, 8/1/55(b)	4,000,000	4,218,390
California Community Choice Financing Authority Revenue , Series D, Callable 06/01/32 at 100, 5.00%, 2/1/55(b)	2,000,000	2,128,552
California Community Choice Financing Authority Revenue , Series G, Callable 05/01/32 at 100, 5.00%, 11/1/55(b)	3,000,000	3,097,355
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/43	3,230,000	3,244,049
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/48	70,000	70,054
California Educational Facilities Authority Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/53	4,545,000	4,506,474

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Educational Facilities Authority Revenue, Series A, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/47	$ 25,000	$ 24,745
California Educational Facilities Authority Revenue, Series U-7, 5.00%, 6/1/46	100,000	108,986
California Educational Facilities Authority Revenue , Series A, Callable 10/01/28 at 100, 5.00%, 10/1/46	5,110,000	5,118,472
California Enterprise Development Authority Revenue, Callable 11/01/27 at 100, 5.00%, 11/1/34	215,000	223,262
California Health Facilities Financing Authority Revenue, Refunding, Callable 04/01/26 at 100, 5.00%, 4/1/27, (CA MTG Insured)	5,000	5,096
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/38	250,000	254,391
California Health Facilities Financing Authority Revenue, Refunding, Callable 11/15/27 at 100, 5.00%, 11/15/48	25,000	24,978
California Health Facilities Financing Authority Revenue, Series A, Callable 05/01/34 at 100, 5.00%, 11/1/49	2,840,000	2,927,290
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/44	1,030,000	1,035,787
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.00%, 12/1/45	$ 885,000	$ 901,495
California Health Facilities Financing Authority Revenue, Series A, Callable 06/01/34 at 100, 5.25%, 12/1/49	2,445,000	2,514,240
California Health Facilities Financing Authority Revenue, Series A, Callable 08/15/26 at 100, 5.00%, 8/15/34	410,000	416,495
California Health Facilities Financing Authority Revenue, Series A, Refunding, Callable 07/31/25 at 100, 4.00%, 10/1/28	100,000	100,074
California Health Facilities Financing Authority Revenue, Series A-2, Refunding, Callable 11/01/27 at 100, 4.00%, 11/1/44	4,000,000	3,596,697
California Health Facilities Financing Authority Revenue , Callable 11/15/27 at 100, 5.00%, 11/15/56	3,000,000	2,990,316
California Health Facilities Financing Authority Revenue , Series A, Refunding, Callable 10/01/26 at 100, 4.00%, 10/1/35	1,195,000	1,182,814
California Infrastructure & Economic Development Bank Revenue, Callable 05/15/28 at 100, 5.00%, 5/15/47	1,130,000	1,142,656
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/44	2,875,000	2,911,392

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Infrastructure & Economic Development Bank Revenue, Callable 08/01/29 at 100, 5.00%, 8/1/49	$ 4,555,000	$ 4,578,821
California Infrastructure & Economic Development Bank Revenue, Refunding, Callable 11/01/26 at 100, 5.00%, 5/1/28	20,000	20,574
California Infrastructure & Economic Development Bank Revenue, Series B, Callable 11/01/34 at 100, 5.00%, 11/1/54	850,000	829,603
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/41, (CA MTG Insured)	470,000	503,570
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/44, (CA MTG Insured)	700,000	736,124
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/54, (CA MTG Insured)	1,100,000	1,134,398
California Municipal Finance Authority Revenue, Callable 11/15/28 at 100, 5.00%, 5/15/36, (BAM-TCRS Insured)	500,000	521,157
California Municipal Finance Authority Revenue, Refunding, Callable 10/01/28 at 100, 5.00%, 10/1/35	1,000,000	1,024,163
California Municipal Finance Authority Revenue, Series A, 5.00%, 2/1/31	420,000	450,350
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California Municipal Finance Authority Revenue, Series A, Callable 02/01/27 at 100, 3.20%, 9/1/45, (HUD SECT 8 Insured)(b)	$ 1,250,000	$ 1,244,768
California Municipal Finance Authority Revenue, Series A, Callable 06/01/27 at 100, 5.00%, 6/1/42	1,000,000	1,005,183
California Municipal Finance Authority Revenue, Series A, Callable 10/01/29 at 100, 5.00%, 10/1/44	500,000	512,846
California Municipal Finance Authority Revenue , Series A, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	1,840,000	1,851,223
California Municipal Finance Authority Revenue , Series A, Refunding, Callable 07/21/25 at 100, 4.00%, 10/1/40	1,125,000	1,062,283
California Public Finance Authority Revenue, Series A, Callable 07/15/32 at 100, 5.00%, 7/15/46	3,150,000	3,254,894
California School Finance Authority Revenue, Series A, Callable 07/01/27 at 100, 5.00%, 7/1/37(c)	25,000	25,221
California State GO, Refunding, Callable 08/01/25 at 100, 5.00%, 8/1/45	500,000	500,303
California State GO, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/35	1,000,000	1,000,143
California State GO, Series CV, Callable 12/01/33 at 100, 3.80%, 12/1/43	2,775,000	2,487,831
California State Public Works Board Revenue, Callable 10/01/26 at 100, 4.00%, 10/1/28	530,000	535,808

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
California State University Revenue, Series A, Refunding, Callable 11/01/25 at 100, 5.00%, 11/1/47	$ 1,000,000	$ 993,008
California State University Revenue, Series A, Refunding, Callable 11/01/28 at 100, 5.00%, 11/1/43	1,900,000	1,937,754
California State University Revenue , Series A, Refunding, Callable 11/01/25 at 100, 5.00%, 11/1/43	1,000,000	1,000,566
California Statewide Communities Development Authority Revenue, Callable 02/01/28 at 100, 5.00%, 8/1/29	300,000	311,781
California Statewide Communities Development Authority Revenue, Refunding, 5.00%, 3/1/28	100,000	104,506
California Statewide Communities Development Authority Revenue, Refunding, Callable 03/01/28 at 100, 5.00%, 3/1/33	160,000	164,814
California Statewide Communities Development Authority Revenue, Series A, OID, Refunding, Callable 03/01/26 at 100, 4.125%, 3/1/34	1,015,000	1,002,913
Chowchilla Elementary School District GO, Callable 08/01/26 at 100, 5.00%, 8/1/43	580,000	589,782
City & County of San Francisco Community Facilities District No 2014-1, Series A, 5.00%, 9/1/27	145,000	152,165
City & County of San Francisco GO, Series C, 6.03%, 6/15/29	3,630,000	3,810,073
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
City & County of San Francisco Revenue, Series 2, Callable 08/01/28 at 100, 3.35%, 8/1/29(b)	$ 1,015,000	$ 1,021,254
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/35	50,000	52,454
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/39	100,000	103,166
City of Lake Elsinore, Callable 09/01/31 at 103, 5.00%, 9/1/44	575,000	578,327
Coachella Valley Unified School District, OID, Refunding, Callable 07/21/25 at 100, 3.50%, 9/1/28, (BAM Insured)	50,000	50,017
Coachella Valley Unified School District GO, OID, Refunding, Callable 07/21/25 at 100, 4.00%, 8/1/27, (BAM Insured)	5,000	5,004
Colusa Unified School District GO, Callable 07/31/25 at 100, 4.00%, 5/1/34, (AGM Insured)	510,000	510,032
Compton Unified School District GO, Series B, Callable 06/01/27 at 100, 4.00%, 6/1/32, (BAM Insured)	140,000	140,924
Concord, OID, Refunding, Callable 04/01/31 at 100, 2.00%, 4/1/38	920,000	678,913
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Revenue, Series A, 1.25%, 6/1/27	40,000	38,112
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/44, (BAM Insured)	100,000	102,476
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/10/49, (BAM Insured)	185,000	187,133

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Desert Sands Unified School District, Callable 09/01/30 at 103, 5.00%, 9/1/54, (BAM Insured)	$ 425,000	$ 428,440
East Side Union High School District GO, Series A, OID, Refunding, Callable 08/01/26 at 100, 2.125%, 8/1/29	50,000	47,572
East Side Union High School District GO, Series B, Refunding, 5.25%, 2/1/26, (NATL Insured)	30,000	30,332
Eastern Municipal Water District Financing Authority Revenue, Series B, Unrefunded portion, Callable 07/01/26 at 100, 4.00%, 7/1/35	250,000	250,308
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,150,000	1,046,426
Fillmore Wastewater Revenue, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47, (AGM Insured)	1,175,000	1,184,129
Folsom Cordova Unified School District GO, Series D, Callable 10/01/26 at 100, 4.00%, 10/1/44, (AGM Insured)	550,000	511,797
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Callable 10/01/25 at 100, 4.00%, 10/1/40	2,325,000	2,269,155
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series B, Callable 10/01/26 at 100, 4.25%, 10/1/41	1,500,000	1,479,106
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Fremont Unified School District/Alameda County GO, Series B, Callable 08/01/25 at 100, 4.00%, 8/1/40	$ 1,875,000	$ 1,773,568
Fresno Unified School District GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/46	1,485,000	1,366,049
Glendale Unified School District GO, Series B, CAB, OID, Refunding, Callable 09/01/25 at 70, 0.00%, 9/1/33(a)	800,000	553,038
Hayward Unified School District, Callable 08/01/27 at 100, 5.25%, 8/1/52	1,000,000	1,010,283
Hayward Unified School District GO, Refunding, Callable 08/01/28 at 100, 4.00%, 8/1/43, (BAM Insured)	1,000,000	930,417
Imperial Community College District GO, Series A, Callable 08/01/33 at 100, 5.25%, 8/1/53, (AGM Insured)	900,000	940,557
Independent Cities Finance Authority Revenue , Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/48	925,000	935,608
Inglewood Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/38, (BAM Insured)	1,505,000	1,519,747
Irvine Facilities Financing Authority, Series A, Callable 09/01/33 at 100, 5.00%, 9/1/48, (BAM Insured)	1,730,000	1,783,546
Irvine Facilities Financing Authority Revenue, Callable 05/01/26 at 100, 5.25%, 5/1/43	2,275,000	2,291,915
Irvine Ranch Water District Water Service Corp., Callable 08/01/26 at 100, 5.25%, 2/1/46	2,000,000	2,016,001

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Kern High School District GO, Series E, OID, 2.00%, 8/1/27	$ 100,000	$ 97,580
Lancaster Financing Authority Revenue, Series A, Callable 05/01/34 at 100, 5.00%, 5/1/54, (BAM Insured)	3,000,000	3,068,908
Live Oak Elementary School District/Santa Cruz County GO, Series A, Callable 08/01/32 at 100, 5.00%, 8/1/44, (BAM Insured)	340,000	354,688
Local Public Schools Funding Authority School Improvement District No 2016-1 GO, Series A, Callable 08/01/27 at 100, 4.00%, 8/1/42, (BAM Insured)	770,000	722,940
Lodi Unified School District GO, Series 2020, Callable 08/01/27 at 100, 4.00%, 8/1/40	995,000	960,524
Long Beach Unified School District GO, Series E, Callable 08/01/26 at 100, 4.00%, 8/1/44, (BAM-TCRS Insured)	875,000	815,751
Los Angeles County Development Authority Revenue, Series C, Callable 09/01/28 at 100, 3.35%, 9/1/59(b)	1,123,000	1,125,462
Los Angeles County Facilities, Inc. Revenue , Series A, Unrefunded portion, Callable 12/01/28 at 100, 5.00%, 12/1/51	4,000,000	4,033,769
Los Angeles County Public Works Financing Authority Revenue, Series D, Refunding, Callable 12/01/25 at 100, 5.00%, 12/1/32	150,000	150,455
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles County Public Works Financing Authority Revenue, Series H, Refunding, Callable 12/01/34 at 100, 5.50%, 12/1/53	$ 400,000	$ 427,682
Los Angeles County Schools Regionalized Business Services Corp., Series A-3, OID, Refunding, Callable 07/31/25 at 100, 3.75%, 9/1/26, (AGM Insured)	15,000	15,011
Los Angeles Department of Airports Revenue, Refunding, Callable 05/15/29 at 100, 5.00%, 5/15/43	2,000,000	2,052,134
Los Angeles Department of Airports Revenue, Series E, Callable 11/15/28 at 100, 5.00%, 5/15/49	250,000	252,424
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/47	3,090,000	3,050,461
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/26 at 100, 5.00%, 7/1/46	1,755,000	1,736,647
Los Angeles Department of Water & Power Water System Revenue, Series A, Refunding, Callable 01/01/27 at 100, 5.00%, 7/1/44	250,000	250,072
Los Angeles Housing Authority Revenue, Series A, 3.75%, 4/1/34, (FNMA COLL Insured)	1,250,000	1,236,747
Los Angeles Housing Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 4.00%, 6/1/27, (HUD SECT 8 Insured)	5,000	5,064

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Los Angeles Housing Authority Revenue, Series C, 3.75%, 4/1/34, (FNMA COLL Insured)	$ 1,775,000	$ 1,788,832
Los Angeles Housing Authority Revenue , Series B, Callable 02/01/28 at 100, 3.25%, 2/1/29(b)	1,000,000	1,004,695
Los Angeles Unified School District GO, Series A, Callable 07/31/25 at 100, 4.00%, 7/1/40	3,000,000	2,877,622
Los Angeles Unified School District GO, Series B, Refunding, Callable 07/01/26 at 100, 3.00%, 7/1/32	1,220,000	1,183,694
Lucia Mar Unified School District GO, Series A, OID, Callable 08/01/27 at 100, 4.00%, 8/1/46	1,500,000	1,378,653
Lucia Mar Unified School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/42	535,000	548,134
Marin Healthcare District GO, Callable 08/01/25 at 100, 4.00%, 8/1/40	1,000,000	953,648
Menlo Park City School District GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/45	1,410,000	1,490,059
Modesto Irrigation District Revenue, Series A, Callable 10/01/33 at 100, 5.25%, 10/1/48	550,000	578,631
Moraga Elementary School District GO, Series A, Callable 08/01/32 at 100, 5.00%, 8/1/49	1,990,000	2,072,487
M-S-R Energy Authority Revenue, Series A, 7.00%, 11/1/34	4,000,000	4,776,149
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Napa Valley Unified School District GO, Series C, Callable 08/01/26 at 100, 4.00%, 8/1/44, (AGM Insured)	$ 555,000	$ 517,419
Norman Y Mineta San Jose International Airport SJC Revenue, Series B, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/42	755,000	761,041
Oakdale Joint Unified School District GO, Series A, OID, Callable 08/01/35 at 100, 4.75%, 8/1/54	25,000	24,615
Oakland Unified School District/Alameda County GO, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/30, (BAM-TCRS Insured)	1,100,000	1,124,308
Oxnard Union High School District, OID, Callable 06/01/29 at 100, 2.25%, 6/1/39, (AGM Insured)	330,000	242,320
Oxnard Union High School District GO, Series B, Callable 08/01/28 at 100, 5.00%, 8/1/45	1,000,000	1,015,692
Palomar Health GO, Series B, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/33	200,000	175,111
Patterson Joint Unified School District GO, Series A, Callable 08/01/26 at 100, 5.00%, 8/1/37, (BAM Insured)	2,470,000	2,506,148
Perris Public Financing Authority, Series B, OID, Refunding, Callable 10/01/25 at 100, 3.75%, 10/1/31	1,620,000	1,620,835
Piedmont Unified School District GO, Series C, OID, Callable 08/01/31 at 100, 2.125%, 8/1/41	455,000	316,180

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Pittsburg Successor Agency Redevelopment Agency, Series A, Refunding, 5.00%, 9/1/26, (AGM Insured)	$ 100,000	$ 102,537
Pittsburg Unified School District Financing Authority Revenue, Callable 09/01/28 at 100, 5.00%, 9/1/47, (AG Insured)	630,000	635,987
Pittsburg Unified School District GO, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/34	580,000	580,854
Pomona Revenue, Series BE, Refunding, Callable 05/01/27 at 100, 5.00%, 5/1/47	495,000	501,737
Poway Redevelopment Agency Successor Agency, Series A, Refunding, Callable 12/15/25 at 100, 5.00%, 6/15/28	2,190,000	2,211,319
Regents of the University of California Medical Center Pooled Revenue, Series L, Refunding, Callable 05/15/26 at 100, 4.00%, 5/15/37	960,000	956,701
Regents of the University of California Medical Center Pooled Revenue, Series P, Callable 05/15/32 at 100, 5.00%, 5/15/47	2,050,000	2,084,235
River Islands Public Financing Authority, Series 1, Refunding, Callable 09/01/29 at 103, 5.00%, 9/1/42, (AGM Insured)	3,370,000	3,480,910
Riverside Community College District, Callable 07/21/25 at 100, 5.00%, 6/1/37	210,000	210,156
Riverside Community College District, Callable 07/21/25 at 100, 5.00%, 6/1/38	255,000	255,152
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Riverside Community College District, Callable 07/21/25 at 100, 5.00%, 6/1/39	$ 325,000	$ 325,167
Riverside Community College District, Callable 07/21/25 at 100, 5.25%, 6/1/43	1,670,000	1,670,658
Riverside Community College District, Callable 07/21/25 at 100, 5.25%, 6/1/49	2,000,000	2,000,586
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31, (BAM Insured)	500,000	512,922
Riverside County Redevelopment Successor Agency, Series A, CAB, OID, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/41, (BAM Insured)	1,090,000	1,092,816
Riverside County Redevelopment Successor Agency, Series A, Refunding, Callable 10/01/27 at 100, 4.00%, 10/1/39, (BAM Insured)	1,000,000	977,960
Riverside Unified School District, OID, Callable 09/01/31 at 103, 5.00%, 9/1/45	415,000	413,493
Robla School District GO, Series A, Callable 08/01/27 at 100, 5.00%, 8/1/44, (AGM Insured)	800,000	813,731
Sacramento Area Flood Control Agency, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/36	505,000	514,069
Sacramento City Unified School District GO, Series A, Callable 08/01/30 at 100, 5.50%, 8/1/52, (BAM Insured)	2,000,000	2,085,857

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Sacramento County Airport System Revenue, Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/41	$ 500,000	$ 501,206
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/43	650,000	650,264
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	800,000	791,345
San Diego County Regional Airport Authority Revenue, Series A, Callable 07/01/31 at 100, 5.00%, 7/1/46	1,530,000	1,563,254
San Diego County Regional Airport Authority Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	1,170,000	1,192,489
San Diego Public Facilities Financing Authority Revenue, Series A, Refunding, Callable 08/01/28 at 100, 5.00%, 8/1/43	2,655,000	2,682,729
San Diego Unified School District GO, Series I, Callable 07/01/27 at 100, 5.00%, 7/1/47	2,020,000	2,043,063
San Diego Unified School District GO, Series K-2, OID, CAB, Callable 07/01/27 at 77, 0.00%, 7/1/34(a)	2,750,000	1,929,845
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series A, AMT, Unrefunded portion, Callable 05/01/27 at 100, 5.00%, 5/1/47	1,785,000	1,769,093
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, AMT, Refunding, Callable 05/01/26 at 100, 5.00%, 5/1/41	$ 1,100,000	$ 1,100,012
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	6,675,000	6,745,471
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series F, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/50	2,025,000	2,044,636
San Francisco City & County Public Utilities Commission Power Revenue, Series A, Callable 07/31/25 at 100, 5.00%, 11/1/35	115,000	115,119
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 10/01/25 at 100, 4.00%, 10/1/39	1,875,000	1,824,835
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series A, Callable 10/01/25 at 100, 4.00%, 10/1/40	500,000	478,764
San Francisco City & County Public Utilities Commission Wastewater Revenue, Series B, Refunding, Callable 10/01/25 at 100, 4.00%, 10/1/46	2,650,000	2,368,211

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
San Francisco City & County Redevelopment Agency Successor Agency, Series A, Refunding, Callable 08/01/26 at 100, 5.00%, 8/1/36	$ 150,000	$ 151,551
San Francisco Public Utilities Commission Water Revenue, Refunding, Callable 11/01/33 at 100, 5.25%, 11/1/48	4,855,000	5,094,657
San Mateo Joint Powers Financing Authority Revenue, Series A, Callable 07/15/28 at 100, 5.00%, 7/15/43	2,250,000	2,303,313
Sanger Unified School District, Refunding, Callable 06/01/29 at 100, 5.00%, 6/1/45, (AGM Insured)	1,900,000	1,928,048
Santa Clara Unified School District GO, Callable 07/01/26 at 100, 3.00%, 7/1/35	1,150,000	1,072,232
Santa Clara Valley Water District Revenue, Series A, Refunding, Callable 06/01/30 at 100, 5.00%, 6/1/50	765,000	792,984
Santa Clarita Public Finance Authority Revenue, Series B, OID, Refunding, Callable 10/01/26 at 100, 2.00%, 10/1/27	20,000	19,394
Santa Cruz City Elementary School District GO, Series C, Callable 08/01/30 at 100, 2.00%, 8/1/36	695,000	551,121
Santa Monica Community College District GO, Series A, Callable 08/01/28 at 100, 5.00%, 8/1/43	750,000	769,531
Selma Unified School District GO, Series A, Callable 08/01/31 at 100, 5.25%, 8/1/48, (BAM Insured)	350,000	367,176
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Shasta Joint Powers Financing Authority Revenue, Series A, OID, Refunding, Callable 07/31/25 at 100, 3.00%, 4/1/26, (AGM Insured)	$ 10,000	$ 10,001
South San Francisco Unified School District GO, Series C, Refunding, Callable 09/01/25 at 100, 4.00%, 9/1/33	2,000,000	2,003,284
South Tahoe Public Utility District Water Revenue, Callable 08/01/34 at 100, 5.00%, 8/1/54	50,000	51,510
Southern California Water Replenishment District Revenue, Callable 08/01/28 at 100, 5.00%, 8/1/48	250,000	253,543
Southern California Water Replenishment District Revenue, Refunding, Callable 08/01/25 at 100, 4.00%, 8/1/45	1,725,000	1,598,150
State of California GO, Callable 03/01/30 at 100, 3.00%, 3/1/46, (BAM-TCRS Insured)	280,000	219,405
State of California GO, Callable 04/01/32 at 100, 5.00%, 4/1/47	1,725,000	1,784,007
State of California GO, Callable 08/01/34 at 100, 5.50%, 8/1/54	1,000,000	1,074,684
State of California GO, Refunding, Callable 04/01/29 at 100, 5.00%, 10/1/42	2,805,000	2,902,360
State of California GO, Refunding, Callable 07/31/25 at 100, 4.00%, 11/1/44	1,000,000	936,139
State of California GO, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/45	250,000	251,782

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Stockton Unified School District, Refunding, Callable 02/01/28 at 100, 5.00%, 2/1/35	$ 2,060,000	$ 2,121,604
Sweetwater Union High School District GO, Refunding, Callable 02/01/26 at 100, 4.00%, 8/1/42, (BAM-TCRS Insured)	1,500,000	1,408,324
Town of Mammoth Lakes, Callable 06/01/34 at 100, 5.00%, 6/1/44, (BAM Insured)	500,000	523,418
Travis Unified School District, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/29, (AGM Insured)	20,000	20,076
University of California Revenue, Series AZ, Refunding, Callable 05/15/28 at 100, 5.00%, 5/15/43	745,000	755,470
University of California Revenue, Series M, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,620,000	1,634,523
University of California Revenue, Series Q, Refunding, Callable 05/15/31 at 100, 5.00%, 5/15/46	2,930,000	3,010,559
Vacaville Unified School District GO, Series C, Callable 08/01/26 at 100, 5.00%, 8/1/42	785,000	799,415
Victor Valley Transit Authority, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/30	20,000	20,465
Washington Township Health Care District GO, Series B, OID, Callable 07/21/25 at 100, 5.00%, 8/1/43	30,000	29,559
Washington Township Health Care District GO, Series DT, Refunding, Callable 08/01/26 at 100, 4.00%, 8/1/29	10,000	10,104
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Washington Township Health Care District Revenue, Series A, Refunding, 5.00%, 7/1/28	$ 350,000	$ 367,569
West Hollywood Public Financing Authority Revenue, Series A, Callable 04/01/30 at 100, 5.00%, 4/1/44	795,000	820,355
Western Placer Unified School District GO, Series B, Callable 08/01/26 at 100, 5.00%, 8/1/43	355,000	360,457
Whittier Union High School District GO, CAB, OID, Refunding, Callable 08/01/26 at 85, 0.00%, 8/1/31(a)	570,000	468,834
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/29, (BAM Insured)	20,000	20,561
Yuba Levee Financing Authority Revenue, Series A, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/30, (BAM Insured)	25,000	25,678
		255,140,110
Connecticut — 1.8%
Connecticut Housing Finance Authority Revenue, Series 1, Refunding, Callable 11/15/28 at 100, 2.60%, 11/15/34	750,000	647,342
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/21/25 at 100, 5.00%, 7/1/45	650,000	645,251
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/31/25 at 100, 5.00%, 7/1/45	1,500,000	1,483,461

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Connecticut — (Continued)
State of Connecticut Special Tax Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/35	$ 1,800,000	$ 1,801,370
State of Connecticut Special Tax Revenue, Series A, Callable 09/01/26 at 100, 4.00%, 9/1/35	2,500,000	2,498,656
		7,076,080
Illinois — 1.5%
Illinois Finance Authority Revenue, Refunding, Callable 07/31/25 at 100, 3.90%, 3/1/30	5,000,000	4,980,501
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	400,000	388,834
Lake County School District No 1 Winthrop Harbor GO, Refunding, Callable 02/01/26 at 100, 4.00%, 2/1/32	380,000	381,328
		5,750,663
Iowa — 0.0%
Iowa Finance Authority Revenue, Series C, Refunding, Callable 07/21/25 at 100, 5.00%, 2/15/32	150,000	150,337
Michigan — 0.4%
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/25 at 100, 5.00%, 10/15/45	1,500,000	1,500,448
Minnesota — 0.0%
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/26	100,000	100,523
Missouri — 0.7%
Missouri Joint Municipal Electric Utility Commission Revenue , Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/40	2,500,000	2,526,345
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New Hampshire — 0.3%
Dover GO, Series A, Callable 06/15/26 at 100, 3.00%, 6/15/31	$ 1,000,000	$ 972,609
New York — 0.2%
New York City Housing Development Corp. Revenue, Series 1, 3.45%, 11/1/28, (REMIC FHA 542c Insured)	345,000	348,552
New York City Housing Development Corp. Revenue, Series 2A, Callable 07/21/25 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(b)	350,000	349,996
		698,548
Ohio — 1.4%
State of Ohio Revenue, Series A, Refunding, Callable 01/15/26 at 100, 5.00%, 1/15/41	1,800,000	1,797,661
Toledo Water System Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/41	3,575,000	3,610,121
		5,407,782
Oklahoma — 0.7%
University of Oklahoma/The Revenue, Series C, Callable 07/31/25 at 100, 5.00%, 7/1/38	2,610,000	2,611,952
Oregon — 0.3%
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(a)	3,000,000	1,266,243
Pennsylvania — 2.1%
Bellefonte Area School District GO, Series A, Refunding, Callable 05/15/32 at 100, 5.00%, 5/15/48, (ST AID WITHHLDG Insured)	2,125,000	2,168,423

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
North Penn School District GO, Callable 03/01/30 at 100, 5.00%, 3/1/50, (ST AID WITHHLDG Insured)	$ 1,600,000	$ 1,613,223
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AGM Insured)	630,000	615,149
Pennsylvania Turnpike Commission Revenue , Series 1, Callable 06/01/26 at 100, 5.00%, 12/1/41	2,615,000	2,604,102
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	1,130,000	1,155,779
		8,156,676
South Carolina — 0.3%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,253,180
Texas — 1.7%
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	1,500,000	1,505,416
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	2,815,000	2,844,973
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	516,240
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(b)	1,750,000	1,920,779
		6,787,408
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Washington — 1.1%
Bellevue GO, Refunding, Callable 07/21/25 at 100, 4.00%, 12/1/31	$ 2,315,000	$ 2,315,790
King County Sewer Revenue, Series A, Refunding, Callable 01/01/26 at 100, 4.00%, 7/1/40	2,000,000	1,913,251
		4,229,041
TOTAL MUNICIPAL BONDS (Cost $311,387,180)		303,627,945
U.S. TREASURY OBLIGATIONS — 9.8%
United States Treasury Floating Rate Notes, 4.526% (3 Month U.S. Treasury Money Market Yield + 25 bps), 1/31/26(b)	13,000,000	13,014,635
United States Treasury Notes, 2.75%, 8/31/25	25,000,000	24,927,793
U.S. TREASURY OBLIGATIONS (Cost $37,942,226)		37,942,428
	Par Value/ Shares
PREFERREDS — 6.9%
Consumer Discretionary — 0.2%
General Motors Financial Co., Inc., 5.75%, 9/30/27	875,000	863,065
Energy — 0.3%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,024,480
Financials — 6.4%
Bank of America Corp., 6.625%, 5/1/30	2,950,000	3,062,259
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	850,000	845,216
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	875,000	871,114
Bank of New York Mellon Corp. (The), Non Voting Shares, 6.15%, 3/20/30	13,250	339,730
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	1,500,000	1,544,720
Citigroup, Inc., 4.00%, 12/10/25	1,850,000	1,841,996
Citigroup, Inc., 7.625%, 11/15/28	1,550,000	1,635,219
Citigroup, Inc., 6.75%, 2/15/30	2,250,000	2,272,300

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	$ 4,300,000	$ 4,318,436
Morgan Stanley, 6.875%, 10/15/25	41,519	1,043,372
Northern Trust Corp., 4.60%, 10/1/26	1,700,000	1,700,642
State Street Corp., 5.35%, 3/15/26	20,000	434,400
State Street Corp., 6.45%, 9/15/30	2,200,000	2,241,131
Wells Fargo & Co., 3.90%, 3/15/26	350,000	346,970
Wells Fargo & Co., 6.85%, 9/15/29	2,350,000	2,471,257
		24,968,762
TOTAL PREFERREDS (Cost $25,846,217)		26,856,307
	Number of Shares
PREFERRED STOCKS — 1.0%
Financials — 1.0%
KKR & Co., Inc., 6.875%, 6/1/65	150,000	3,858,000
TOTAL PREFERRED STOCKS (Cost $3,750,000)		3,858,000
	Par Value
CORPORATE BONDS — 0.5%
Financials — 0.4%
Zions Bancorp NA, 6.816%, 11/19/35	1,500,000	1,560,081
Real Estate — 0.1%
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	449,555
TOTAL CORPORATE BONDS (Cost $1,927,599)		2,009,636
	Number of Shares
EXCHANGE TRADED FUNDS — 1.2%
SPDR Portfolio High Yield Bond ETF	200,000	4,760,000
TOTAL EXCHANGE TRADED FUNDS (Cost $4,591,706)		4,760,000
	Number of Shares	Value
SHORT-TERM INVESTMENT — 7.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(d)	29,694,067	$ 29,694,067

TOTAL SHORT-TERM INVESTMENT (Cost $29,694,067)		29,694,067

TOTAL INVESTMENTS - 105.4% (Cost $415,138,995)		408,748,383
LIABILITIES IN EXCESS OF OTHER ASSETS - (5.4)%		(20,801,714)
NET ASSETS - 100.0%		$387,946,669

(a)	Zero coupon bond.
(b)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2025, these securities amounted to $25,221 or 0.01% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(d)	Rate disclosed is the 7-day yield at June 30, 2025.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
COLL	Collateral
ETF	Exchange-Traded Fund
FNMA	Federal National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LP	Limited Partnership

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SPDR	Standard & Poor's Depository Receipt
ST AID WITHHLDG	State Aid Withholding

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — 77.8%
Alabama — 1.4%
Black Belt Energy Gas District Revenue, Series D, 5.00%, 11/1/26	$1,000,000	$ 1,018,312
Black Belt Energy Gas District Revenue, Series D, Callable 08/01/34 at 100, 5.00%, 3/1/55(a)	2,150,000	2,276,418
Jefferson County Revenue, Refunding, Callable 03/15/27 at 100, 5.00%, 9/15/34	850,000	862,833
Marshall County Board of Education, Callable 03/01/34 at 100, 5.00%, 3/1/37, (BAM Insured)	360,000	388,263
UAB Medicine Finance Authority Revenue, Series B-2, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/34	500,000	510,396
		5,056,222
Arizona — 0.3%
Graham County Jail District Revenue, Callable 07/31/25 at 100, 5.00%, 7/1/35	1,000,000	1,000,689
California — 4.0%
California Community Choice Financing Authority Revenue, Series B-1, Callable 05/01/31 at 101, 4.00%, 2/1/52(a)	2,000,000	1,988,897
California Municipal Finance Authority Revenue, Callable 09/01/32 at 100, 5.25%, 9/1/54, (CA MTG Insured)	1,000,000	1,031,271
Escondido Union School District GO, Series B, Callable 08/01/27 at 100, 4.00%, 8/1/47	1,000,000	909,936
	Par Value	Value
MUNICIPAL BONDS — (Continued)
California — (Continued)
Folsom Cordova Unified School District School Facilities Improvement Dist No 5 GO, Series A, OID, Callable 10/01/25 at 100, 4.00%, 10/1/40	$ 1,100,000	$ 1,073,579
Los Angeles Department of Water & Power Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/47	1,000,000	987,204
Merced City School District GO, Callable 08/01/28 at 100, 5.00%, 8/1/48	1,870,000	1,898,115
M-S-R Energy Authority Revenue, Series A, 7.00%, 11/1/34	1,400,000	1,671,652
Natomas Unified School District GO, OID, Callable 08/01/26 at 100, 3.00%, 8/1/43, (AGM Insured)	950,000	729,396
Sacramento Transient Occupancy Tax Revenue, Series C, Callable 06/01/28 at 100, 5.00%, 6/1/48	1,115,000	1,102,937
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, Series B, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/49	2,000,000	2,021,115
Turlock Unified School District GO, OID, Callable 08/01/26 at 100, 3.00%, 8/1/42	1,000,000	791,087
		14,205,189
Colorado — 3.1%
Bradburn Metropolitan District No 3 GO, Refunding, Callable 12/01/26 at 100, 4.50%, 12/1/36, (AGM Insured)	700,000	707,011

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Colorado — (Continued)
City & County of Denver Airport System Revenue, Series B, Refunding, Callable 11/15/32 at 100, 5.00%, 11/15/47	$ 750,000	$ 766,307
Colorado Health Facilities Authority Revenue, Callable 05/15/28 at 100, 5.00%, 11/15/48	1,830,000	1,811,902
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 05/15/26 at 100, 5.00%, 11/15/41	1,255,000	1,255,112
Colorado Health Facilities Authority Revenue, Series A, Refunding, Callable 11/01/29 at 100, 5.00%, 11/1/44	875,000	867,494
Colorado School of Mines Revenue, Series A, Callable 12/01/27 at 100, 5.00%, 12/1/42	505,000	504,172
Colorado School of Mines Revenue, Series B, Callable 12/01/27 at 100, 5.00%, 12/1/42	3,000,000	2,995,079
Fossil Ridge Metropolitan District No 3 GO, Callable 12/01/30 at 103, 5.00%, 12/1/45, (BAM Insured)	300,000	304,744
Park Creek Metropolitan District Revenue, Series A, Senior Series, Refunding, Callable 12/01/25 at 100, 5.00%, 12/1/34	255,000	256,159
Riverdale Ranch Metropolitan District GO, Refunding, Callable 03/01/30 at 103, 5.25%, 12/1/45, (AGC Insured)	250,000	258,276
Town of Breckenridge, Callable 12/01/32 at 100, 5.00%, 12/1/42	300,000	304,153
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Colorado — (Continued)
Trails at Crowfoot Metropolitan District No 3 GO, Series A, Refunding, Callable 06/01/34 at 100, 5.00%, 12/1/39, (AGC Insured)	$ 520,000	$ 541,446
Waterstone Metropolitan District No 1 GO, Series A, Senior Series, Refunding, Callable 06/01/30 at 103, 5.25%, 12/1/45, (AGC Insured)	250,000	255,854
		10,827,709
Connecticut — 1.6%
Connecticut State Health & Educational Facilities Authority Revenue, Callable 07/21/25 at 100, 5.00%, 7/1/45	500,000	496,347
Connecticut State Health & Educational Facilities Authority Revenue, Series L, Refunding, Callable 07/31/25 at 100, 5.00%, 7/1/45	2,460,000	2,432,877
State of Connecticut Special Tax Revenue, Series A, Callable 08/01/25 at 100, 4.00%, 8/1/35	2,100,000	2,101,599
State of Connecticut Special Tax Revenue, Series A, Callable 09/01/26 at 100, 4.00%, 9/1/34	625,000	625,886
		5,656,709
Delaware — 0.2%
Delaware State Housing Authority Revenue, Series A, 3.35%, 1/1/27, (GNMA/FNMA/FHLMC Insured)	100,000	100,373
Delaware State Housing Authority Revenue, Series A, 3.35%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	305,000	306,749

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Delaware — (Continued)
Delaware State Housing Authority Revenue, Series A, 3.375%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	$ 80,000	$ 80,494
Delaware State Housing Authority Revenue, Series A, 3.40%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	180,000	180,761
		668,377
District of Columbia — 1.8%
District of Columbia GO, Series A, Callable 06/01/28 at 100, 5.00%, 6/1/43	540,000	544,287
District of Columbia GO, Series D, Callable 06/01/27 at 100, 5.00%, 6/1/42	1,400,000	1,410,532
District of Columbia Revenue, Refunding, Callable 01/15/26 at 100, 5.00%, 7/15/40	1,000,000	1,001,193
District of Columbia Water & Sewer Authority Revenue, Series A, Callable 10/01/29 at 100, 5.00%, 10/1/44	685,000	697,081
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Callable 07/15/30 at 100, 5.00%, 7/15/45	500,000	505,722
Washington Metropolitan Area Transit Authority Revenue, Series B, Callable 07/01/27 at 100, 5.00%, 7/1/42	2,000,000	2,008,575
		6,167,390
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Florida — 4.2%
Central Florida Expressway Authority Revenue, Senior Series, Refunding, Callable 07/01/28 at 100, 5.00%, 7/1/48	$ 575,000	$ 577,679
Clearwater Water & Sewer Revenue, Refunding, Callable 12/01/26 at 100, 5.00%, 12/1/35	1,015,000	1,044,223
Escambia County Housing Finance Authority Revenue, 3.80%, 6/1/27(a)	1,500,000	1,508,623
Florida Housing Finance Corp. Revenue, Series 1, 2.95%, 7/1/27, (GNMA/FNMA/FHLMC Insured)	450,000	449,547
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 1/1/28, (GNMA/FNMA/FHLMC Insured)	200,000	199,444
Florida Housing Finance Corp. Revenue, Series 1, 3.00%, 7/1/28, (GNMA/FNMA/FHLMC Insured)	235,000	234,126
Florida Housing Finance Corp. Revenue, Series 1, 3.10%, 1/1/29, (GNMA/FNMA/FHLMC Insured)	715,000	714,725
Florida Housing Finance Corp. Revenue, Series 1, 3.125%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	410,000	409,733
Lakeland Department of Electric Utilities Revenue, Refunding, Callable 04/01/26 at 100, 2.75%, 10/1/28	250,000	243,901
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48	1,000,000	1,002,971

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Florida — (Continued)
Miami-Dade County Educational Facilities Authority Revenue, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/53	$ 1,415,000	$ 1,417,572
Miami-Dade County Revenue, CAB, OID, Refunding, Callable 10/01/26 at 82, 0.00%, 10/1/32, (BAM-TCRS Insured)(b)	4,425,000	3,314,985
Pasco County Revenue, Callable 03/01/33 at 100, 5.75%, 9/1/54, (AGM Insured)	570,000	601,010
Tampa Bay Water Revenue, Series A, Callable 10/01/34 at 100, 5.25%, 10/1/54	3,000,000	3,122,594
		14,841,133
Hawaii — 1.1%
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 4.00%, 9/1/40	2,000,000	1,920,078
Honolulu City & County GO, Series A, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/37	1,770,000	1,772,893
		3,692,971
Illinois — 5.6%
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/26 at 100, 5.00%, 1/1/41	745,000	746,019
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/29 at 100, 5.00%, 1/1/48	785,000	785,468
Chicago O'Hare International Airport Revenue, Series B, Senior Series, Refunding, Callable 01/01/34 at 100, 5.25%, 1/1/53	1,250,000	1,280,453
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/47	$ 100,000	$ 100,004
Chicago O'Hare International Airport Revenue, Series D, Senior Series, Callable 01/01/27 at 100, 5.00%, 1/1/52	3,000,000	2,989,725
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/46	4,075,000	4,079,656
Chicago Waterworks Revenue, Series 2017-2, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/33, (AGM Insured)	350,000	359,855
Illinois Finance Authority Revenue, Refunding, Callable 07/31/25 at 100, 3.90%, 3/1/30	2,000,000	1,992,200
Illinois Finance Authority Revenue, Series A, Callable 08/15/32 at 100, 5.00%, 8/15/52	600,000	583,251
Illinois Housing Development Authority Revenue, Series G, Callable 04/01/32 at 100, 5.00%, 10/1/46, (GNMA/FNMA/FHLMC COLL Insured)	400,000	400,636
Illinois State Toll Highway Authority Revenue, Series B, Callable 01/01/26 at 100, 5.00%, 1/1/40	1,500,000	1,494,716
Illinois State Toll Highway Authority Revenue, Series B, Senior Series, Callable 07/01/26 at 100, 5.00%, 1/1/41	600,000	597,267
Macon County School District No 61 Decatur GO, 4.00%, 12/1/28, (AGM Insured)	600,000	612,157

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Illinois — (Continued)
State of Illinois GO, Callable 06/01/26 at 100, 4.00%, 6/1/32	$ 830,000	$ 825,651
State of Illinois GO, OID, Callable 01/01/26 at 100, 3.75%, 1/1/34, (AGM Insured)	1,075,000	1,049,822
State of Illinois GO, Series A, Callable 03/01/31 at 100, 4.00%, 3/1/38	1,000,000	935,944
Western Illinois University Revenue, Refunding, 4.00%, 4/1/28, (BAM Insured)	875,000	886,025
		19,718,849
Indiana — 0.8%
Indiana Finance Authority Revenue, Series A, Refunding, Callable 08/01/25 at 100, 5.00%, 2/1/31	305,000	305,350
Indiana Housing & Community Development Authority Revenue, Series 1, Callable 01/01/33 at 100, 3.65%, 7/1/34, (GNMA/FNMA/FHLMC Insured)	465,000	458,535
Indiana Municipal Power Agency Revenue, Series C, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/37	500,000	504,828
Indianapolis Local Public Improvement Bond Bank Revenue, Series A, Callable 02/01/29 at 100, 5.00%, 2/1/44	1,000,000	1,011,615
Sunman-Dearborn High School Building Corp. Revenue, Callable 07/15/33 at 100, 5.00%, 1/15/44, (ST INTERCEPT Insured)	600,000	614,752
		2,895,080
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Iowa — 0.6%
Iowa Finance Authority Revenue, Series A, Refunding, 1.15%, 7/1/29, (GNMA/FNMA/FHLMC Insured)	$ 250,000	$ 223,128
Iowa Finance Authority Revenue, Series C, Refunding, Callable 07/21/25 at 100, 5.00%, 2/15/32	500,000	501,123
PEFA, Inc. Revenue, Callable 06/01/26 at 101, 5.00%, 9/1/49(a)	1,295,000	1,310,965
		2,035,216
Kansas — 1.2%
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/43, (AGM Insured)	380,000	387,215
Douglas County Unified School District No 348 Baldwin City GO, Refunding, Callable 09/01/31 at 100, 5.00%, 9/1/44, (AGM Insured)	800,000	813,529
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/33	500,000	501,019
University of Kansas Hospital Authority Revenue, Refunding, Callable 09/01/25 at 100, 5.00%, 9/1/45	2,500,000	2,463,174
		4,164,937
Louisiana — 0.2%
Shreveport Water & Sewer Revenue, Refunding, Callable 12/01/25 at 100, 5.00%, 12/1/35, (AGM Insured)	815,000	820,630
Maine — 0.1%
Portland General Airport Revenue, Refunding, 5.00%, 7/1/28	330,000	348,987

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Maryland — 1.1%
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	$ 2,650,000	$ 2,639,225
Baltimore Revenue, Series A, Callable 01/01/27 at 100, 5.00%, 7/1/46	1,375,000	1,369,409
		4,008,634
Massachusetts — 1.8%
Commonwealth of Massachusetts GO, Series C, Callable 05/01/29 at 100, 5.00%, 5/1/47	1,375,000	1,385,516
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-2, Refunding, Callable 07/01/27 at 100, 5.00%, 7/1/39	3,500,000	3,563,666
Massachusetts School Building Authority Revenue, Series B, Senior Series, Callable 11/15/26 at 100, 5.00%, 11/15/46	1,470,000	1,475,877
		6,425,059
Michigan — 2.4%
Grand Rapids Public Schools GO, Callable 05/01/29 at 100, 5.00%, 11/1/41, (AGM Insured)	1,000,000	1,019,671
Karegnondi Water Authority Revenue, Refunding, Callable 11/01/27 at 100, 5.00%, 11/1/45	710,000	713,941
Lansing Board of Water & Light Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 7/1/44	500,000	505,774
Michigan Finance Authority Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/37	2,000,000	2,014,664
Michigan Finance Authority Revenue, Series A, Refunding, Callable 12/01/29 at 100, 5.00%, 12/1/41	100,000	101,796
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Michigan — (Continued)
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/25 at 100, 5.00%, 10/15/45	$ 2,000,000	$ 2,000,598
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/26 at 100, 5.00%, 10/15/46	1,000,000	1,003,986
Michigan State Building Authority Revenue, Series I, Refunding, Callable 10/15/32 at 100, 5.00%, 10/15/47	500,000	508,687
Wayne County Airport Authority Revenue, Series D, Callable 12/01/25 at 100, 5.00%, 12/1/45	500,000	498,180
		8,367,297
Minnesota — 0.5%
Edina Independent School District No 273 GO, Series A, Callable 02/01/28 at 100, 2.00%, 2/1/30, (SD CRED PROG Insured)	150,000	137,949
Minneapolis Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/26	100,000	100,523
Minneapolis-St Paul Metropolitan Airports Commission Revenue, Series A, Refunding, Callable 07/01/29 at 100, 5.00%, 1/1/44	1,500,000	1,512,435
		1,750,907
Mississippi — 1.0%
Medical Center Educational Building Corp. Revenue, Refunding, Callable 06/01/27 at 100, 5.00%, 6/1/47	1,000,000	990,272
Mississippi Home Corp. Revenue, Series C, 3.95%, 12/1/31, (GNMA/FNMA/FHLMC Insured)	815,000	832,590

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Mississippi — (Continued)
Mississippi Home Corp. Revenue, Series C, 4.00%, 6/1/32, (GNMA/FNMA/FHLMC Insured)	$ 350,000	$ 354,445
Mississippi Home Corp. Revenue, Series C, 4.00%, 12/1/32, (GNMA/FNMA/FHLMC Insured)	500,000	505,070
State of Mississippi Gaming Tax Revenue, Series E, Callable 10/15/25 at 100, 5.00%, 10/15/34	915,000	917,393
		3,599,770
Missouri — 1.3%
Jasper County Reorganized School District No R-IX Carthage, Refunding, 4.00%, 4/1/27	40,000	40,564
Missouri Joint Municipal Electric Utility Commission Revenue , Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/40	2,500,000	2,526,345
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series C, Refunding, Callable 06/12/27 at 102, 2.75%, 9/1/33	1,000,000	897,072
St Louis County Reorganized School District No R-6 GO, Refunding, Callable 02/01/27 at 100, 2.00%, 2/1/32	505,000	440,554
St Louis Municipal Finance Corp. Revenue, OID, Refunding, Callable 10/01/27 at 100, 3.50%, 10/1/37, (AGM Insured)	555,000	506,395
		4,410,930
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Nebraska — 1.8%
Central Plains Energy Project Revenue, Series A, Refunding, Callable 08/01/29 at 100, 5.00%, 5/1/54(a)	$ 1,000,000	$ 1,051,494
Nebraska Public Power District Revenue, Series D, Refunding, Callable 01/01/26 at 100, 5.00%, 1/1/46	2,470,000	2,475,124
Otoe County School District No 501 GO, Callable 06/26/29 at 100, 5.00%, 12/15/42	700,000	712,299
York School District GO, Callable 12/23/29 at 100, 5.00%, 12/15/50	2,115,000	2,133,274
		6,372,191
Nevada — 1.5%
Clark County Revenue, Callable 08/28/25 at 100, 5.00%, 7/1/35	40,000	40,121
Las Vegas Convention & Visitors Authority Revenue, Series B, Callable 07/01/32 at 100, 5.25%, 7/1/49	4,435,000	4,588,681
Nevada Housing Division Revenue, Series E, Senior Series, Callable 10/01/33 at 100, 7.50%, 4/1/49, (GNMA/FNMA/FHLMC Insured)	500,000	595,759
		5,224,561
New Hampshire — 0.3%
Dover GO, Series A, Callable 06/15/26 at 100, 3.00%, 6/15/31	1,000,000	972,609

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New Jersey — 0.1%
Atlantic City GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 3/1/32, (BAM ST AID WITHHLDG Insured)	$ 250,000	$ 257,354
Garden State Preservation Trust Revenue, Series A, 5.75%, 11/1/28, (AGM Insured)	190,000	199,740
		457,094
New York — 7.6%
Empire State Development Corp. Revenue, Refunding, Callable 09/15/30 at 100, 5.00%, 3/15/43	1,195,000	1,219,293
Hudson Yards Infrastructure Corp. Revenue, Series A, Refunding, Callable 02/15/27 at 100, 5.00%, 2/15/42	3,170,000	3,187,350
Long Island Power Authority Revenue, Series B, Refunding, Callable 09/01/26 at 100, 5.00%, 9/1/46	1,000,000	1,000,700
Metropolitan Transportation Authority Revenue, Series 1, OID, Refunding, Callable 05/15/30 at 100, 5.00%, 11/15/50	1,500,000	1,487,418
Metropolitan Transportation Authority Revenue, Series 1, Refunding, 5.00%, 11/15/25	15,000	15,102
New York City Housing Development Corp. Revenue, Series 2A, Callable 07/21/25 at 100, 3.40%, 11/1/62, (REMIC FHA 542c Insured)(a)	150,000	149,998
New York City Municipal Water Finance Authority Revenue, Series AA-3, Refunding, Callable 12/15/32 at 100, 5.00%, 6/15/47	1,550,000	1,576,430
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
New York City Municipal Water Finance Authority Revenue, Series EE, Refunding, Callable 06/15/27 at 100, 5.00%, 6/15/38	$ 385,000	$ 392,123
New York City Transitional Finance Authority Building Aid Revenue, Series S, Callable 07/31/25 at 100, 5.00%, 7/15/40, (ST AID WITHHLDG Insured)	2,000,000	2,000,258
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D-S, Callable 11/01/30 at 100, 4.00%, 11/1/45	1,000,000	894,176
New York Convention Center Development Corp. Revenue, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/40	2,500,000	2,501,599
New York GO, Series 1, Callable 12/01/26 at 100, 5.00%, 12/1/38	100,000	101,514
New York GO, Series B-1, Callable 10/01/32 at 100, 5.25%, 10/1/47	1,000,000	1,032,927
New York State Dormitory Authority Revenue, Series 1, 5.50%, 7/1/31, (AMBAC Insured)	2,500,000	2,716,610
New York State Dormitory Authority Revenue, Series A, Callable 09/15/26 at 100, 5.00%, 3/15/36	375,000	381,243
New York State Dormitory Authority Revenue, Series A, Refunding, Callable 03/15/32 at 100, 5.00%, 3/15/46	2,140,000	2,177,244
New York State Thruway Authority Revenue, Series A, Junior Series, Callable 01/01/26 at 100, 5.00%, 1/1/41	1,920,000	1,920,041

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
New York — (Continued)
Port Authority of New York & New Jersey Revenue, Refunding, Callable 09/01/28 at 100, 5.00%, 9/1/48	$ 1,000,000	$ 1,007,349
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 11/15/42	2,000,000	2,007,380
Triborough Bridge & Tunnel Authority Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 11/15/47	1,100,000	1,099,548
		26,868,303
North Dakota — 0.2%
North Dakota Housing Finance Agency Revenue, Series A, Callable 07/01/33 at 100, 3.875%, 7/1/35	730,000	721,163
Ohio — 3.0%
American Municipal Power, Inc. Revenue, Series A, Refunding, Callable 02/15/26 at 100, 5.00%, 2/15/46	750,000	750,614
Greene County GO, Refunding, Callable 12/01/25 at 100, 1.25%, 12/1/31	1,245,000	1,021,443
Louisville City School District GO, Refunding, 1.00%, 12/1/25, (SD CRED PROG Insured)	25,000	24,669
State of Ohio Revenue, Series A, Refunding, Callable 01/15/26 at 100, 5.00%, 1/15/41	2,000,000	1,997,401
Toledo Water System Revenue, Callable 11/15/26 at 100, 5.00%, 11/15/41	4,750,000	4,796,665
Whitehall City School District GO, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	665,000	665,413
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Ohio — (Continued)
Whitehall City School District GO, Series A, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	$ 705,000	$ 705,437
Whitehall City School District GO, Series B, Refunding, Callable 12/01/25 at 100, 3.50%, 12/1/30, (SD CRED PROG Insured)	590,000	590,366
		10,552,008
Oklahoma — 0.8%
University of Oklahoma/The Revenue, Series C, Callable 07/31/25 at 100, 5.00%, 7/1/38	2,800,000	2,802,095
Oregon — 1.2%
Aurora GO, Callable 06/01/34 at 100, 5.25%, 6/1/45, (BAM Insured)	500,000	522,105
Josephine County School District No 7 GO, Series 7, Refunding, Callable 06/01/28 at 100, 4.00%, 6/1/40, (BAM Insured)	880,000	858,960
Oregon Coast Community College District GO, CAB, OID, Callable 06/15/34 at 100, 5.00%, 6/15/41, (SCH BD GTY Insured)	200,000	213,373
Oregon Coast Community College District GO, CAB, OID, Callable 06/15/34 at 100, 5.00%, 6/15/42, (SCH BD GTY Insured)	200,000	211,646
Seaside School District No 10 GO, Series A, CAB, OID, Callable 06/15/27 at 51, 0.00%, 6/15/42, (SCH BD GTY Insured)(b)	2,485,000	1,048,871
Woodburn Rural Fire Protection District GO, Callable 06/15/34 at 100, 5.25%, 6/15/44, (BAM Insured)	1,340,000	1,401,322
		4,256,277

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — 5.8%
Abington School District GO, Series A, Callable 10/01/27 at 100, 4.00%, 10/1/39, (ST AID WITHHLDG Insured)	$ 500,000	$ 476,164
Allegheny County Sanitary Authority Revenue, Callable 06/01/28 at 100, 5.00%, 6/1/43	815,000	823,460
Allentown GO, Series A, OID, Callable 07/31/25 at 100, 3.125%, 10/1/27, (BAM Insured)	5,000	5,000
Commonwealth of Pennsylvania, Series A, Refunding, Callable 01/30/28 at 100, 5.00%, 7/1/43	2,000,000	2,020,081
Cumberland County Municipal Authority Revenue, Callable 11/01/29 at 100, 4.00%, 11/1/37	850,000	818,137
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/42, (AGM ST AID WITHHLDG Insured)	230,000	237,084
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/43, (AGM ST AID WITHHLDG Insured)	255,000	261,777
Interboro School District GO, Callable 08/15/34 at 100, 5.00%, 8/15/44, (AGM ST AID WITHHLDG Insured)	100,000	102,668
Lancaster County Hospital Authority Revenue, Callable 11/01/29 at 100, 5.00%, 11/1/41	750,000	761,090
Lancaster County Hospital Authority Revenue, Refunding, Callable 08/15/26 at 100, 5.00%, 8/15/42	2,050,000	2,053,403
Lehigh County General Purpose Authority Revenue, Series A, Refunding, 4.00%, 11/1/25	150,000	149,951
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
North Penn School District GO, Callable 03/01/30 at 100, 5.00%, 3/1/50, (ST AID WITHHLDG Insured)	$ 1,775,000	$ 1,789,669
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 5.50%, 6/30/42, (AGM Insured)	1,000,000	1,049,276
Pennsylvania Economic Development Financing Authority Revenue, AMT, Callable 12/31/32 at 100, 6.00%, 6/30/61	500,000	523,944
Pennsylvania Economic Development Financing Authority Revenue, AMT, OID, Callable 12/31/32 at 100, 5.00%, 12/31/57, (AGM Insured)	500,000	488,214
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, Callable 12/01/28 at 100, 5.25%, 12/1/44	500,000	505,444
Pennsylvania Turnpike Commission Revenue , Series 1, Callable 06/01/26 at 100, 5.00%, 12/1/41	500,000	497,916
Philadelphia Authority for Industrial Development Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/34	100,000	103,024
Philadelphia Gas Works Co. Revenue, Series A, Refunding, Callable 08/01/34 at 100, 5.25%, 8/1/54, (AGC Insured)	2,165,000	2,212,081
Philadelphia GO, Refunding, Callable 08/01/27 at 100, 5.00%, 8/1/37	2,500,000	2,557,034
Philadelphia Housing Authority Revenue, Callable 05/01/27 at 100, 5.00%, 5/1/31	615,000	632,431

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Pennsylvania — (Continued)
Upper St Clair Township School District GO, Callable 10/01/28 at 100, 5.00%, 10/1/44, (BAM ST AID WITHHLDG Insured)	$ 1,000,000	$ 1,012,181
Westmoreland County Municipal Authority Revenue, Callable 08/15/33 at 100, 5.00%, 8/15/45, (AGC Insured)	1,135,000	1,163,382
Westmoreland County Municipal Authority Revenue, Callable 08/15/33 at 100, 5.00%, 8/15/49, (AGC Insured)	350,000	354,241
		20,597,652
South Carolina — 0.7%
South Carolina Ports Authority Revenue, Series A, Callable 07/01/29 at 100, 5.00%, 7/1/54	1,250,000	1,253,179
South Carolina Public Service Authority Revenue, Series A, Refunding, Callable 06/01/26 at 100, 5.00%, 12/1/34	1,000,000	1,004,868
South Carolina Transportation Infrastructure Bank Revenue, Series A, Refunding, Callable 10/01/25 at 100, 2.00%, 10/1/26	355,000	349,342
		2,607,389
South Dakota — 0.5%
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.00%, 11/1/28, (GNMA/FNMA/FHLMC COLL Insured)	450,000	447,848
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.05%, 5/1/29, (GNMA/FNMA/FHLMC COLL Insured)	250,000	249,256
	Par Value	Value
MUNICIPAL BONDS — (Continued)
South Dakota — (Continued)
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.10%, 11/1/29, (GNMA/FNMA/FHLMC COLL Insured)	$ 250,000	$ 249,338
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.20%, 5/1/30, (GNMA/FNMA/FHLMC COLL Insured)	250,000	248,340
South Dakota Housing Development Authority Revenue, Series A, Refunding, 3.30%, 11/1/30, (GNMA/FNMA/FHLMC COLL Insured)	500,000	498,203
		1,692,985
Tennessee — 3.4%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Callable 07/01/26 at 100, 5.00%, 7/1/35	490,000	493,068
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue, Refunding, Callable 10/01/34 at 100, 5.00%, 10/1/54	3,100,000	3,162,094
Metropolitan Government of Nashville & Davidson County Electric Revenue, Series A, Callable 05/15/27 at 100, 5.00%, 5/15/42	1,100,000	1,109,075
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue Revenue, Series B, Refunding, Callable 07/01/27 at 100, 5.00%, 7/1/46	3,695,000	3,706,729

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Tennessee — (Continued)
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/44	$ 2,215,000	$ 2,252,207
Metropolitan Nashville Airport Authority/The Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/54	1,000,000	1,000,475
Putnam County GO, OID, Refunding, Callable 07/21/25 at 100, 2.00%, 4/1/26	100,000	98,861
		11,822,509
Texas — 9.2%
Austin Electric Utility Revenue, Series A, Refunding, Callable 11/15/25 at 100, 5.00%, 11/15/45	1,000,000	1,001,041
Austin Water & Wastewater System Revenue, Refunding, Callable 11/15/26 at 100, 5.00%, 11/15/41	1,095,000	1,099,508
Bexar County GO, Callable 06/15/27 at 100, 5.00%, 6/15/42	2,000,000	2,019,296
Chambers County Justice Center Public Facilities Corp. Revenue, Callable 06/01/33 at 100, 5.00%, 6/1/41	2,135,000	2,203,903
Chambers County Justice Center Public Facilities Corp. Revenue, Callable 06/01/33 at 100, 5.50%, 6/1/55	955,000	993,444
Del Rio GO, Callable 06/01/26 at 100, 5.00%, 6/1/36, (AGM Insured)	600,000	605,993
Denton Utility System Revenue, Callable 12/01/26 at 100, 5.00%, 12/1/34	100,000	101,506
El Paso GO, Callable 08/15/26 at 100, 5.00%, 8/15/42	2,000,000	2,007,221
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Fort Bend County Levee Improvement District No 19 GO, OID, Callable 07/31/25 at 100, 3.50%, 9/1/34, (AGM Insured)	$ 530,000	$ 517,143
Harris County Improvement District No 18 GO, OID, Refunding, Callable 07/31/25 at 100, 3.00%, 9/1/25, (AGM Insured)	10,000	9,987
Harris County Municipal Utility District No 287 GO, Series A, OID, Callable 03/01/27 at 100, 1.50%, 3/1/31, (AGM Insured)	100,000	82,796
Harris County Revenue, Series A, Senior Series, Refunding, Callable 08/15/26 at 100, 5.00%, 8/15/47	3,000,000	3,021,392
Harris Toll Road County Revenue, Series A, Senior Series, Refunding, Callable 02/15/28 at 100, 5.00%, 8/15/43	3,000,000	3,031,943
Kaufman County Municipal Utility District No 14 GO, Callable 07/31/25 at 100, 2.00%, 3/1/27, (BAM Insured)	40,000	38,863
Lower Colorado River Authority Revenue, Refunding, Callable 05/15/30 at 100, 5.00%, 5/15/41	100,000	102,113
McCamey Independent School District GO, Callable 02/15/28 at 100, 5.00%, 2/15/44, (PSF-GTD Insured)	250,000	251,812
Parker County GO, Callable 02/15/27 at 100, 5.00%, 2/15/42	5,500,000	5,537,918
Port Arthur Independent School District GO, Series B, OID, Refunding, Callable 07/31/25 at 100, 3.00%, 2/15/27	25,000	25,001

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Texas — (Continued)
Port Arthur Independent School District GO, Series E, Refunding, Callable 08/15/26 at 100, 4.00%, 2/15/35	$ 2,000,000	$ 2,002,668
San Antonio Electric & Gas Systems Revenue, Refunding, Callable 08/01/26 at 100, 4.00%, 2/1/34	1,000,000	1,002,971
San Jacinto Community College District GO, Series A, Callable 02/15/29 at 100, 5.00%, 2/15/49	3,000,000	3,026,952
Sanger GO, Callable 05/15/26 at 100, 4.00%, 5/15/37, (BAM Insured)	1,000,000	994,582
Southwest Houston Redevelopment Authority, Series B, Refunding, Callable 09/01/27 at 100, 5.00%, 9/1/35, (AGM Insured)	205,000	212,049
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, Refunding, 5.00%, 12/15/27	500,000	516,239
Texas Municipal Gas Acquisition & Supply Corp. IV Revenue, Series B, Callable 07/01/33 at 100, 5.50%, 1/1/54(a)	1,750,000	1,920,779
		32,327,120
Utah — 1.4%
Jordan Valley Water Conservancy District Revenue, Series A, Callable 10/01/28 at 100, 5.00%, 10/1/49	1,000,000	1,004,454
Utah Transit Authority Revenue, Refunding, Callable 06/15/26 at 100, 4.00%, 12/15/31	4,050,000	4,076,127
		5,080,581
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Vermont — 0.1%
University of Vermont and State Agricultural College Revenue, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/43	$ 470,000	$ 476,011
Washington — 3.0%
Bellevue GO, Refunding, Callable 07/21/25 at 100, 4.00%, 12/1/31	2,500,000	2,500,853
King County Public Hospital District No 1 GO, Refunding, Callable 12/01/28 at 100, 5.00%, 12/1/43	1,200,000	1,202,777
King County Sewer Revenue, Series A, Refunding, Callable 01/01/26 at 100, 4.00%, 7/1/40	3,000,000	2,869,876
Pacific County Public Healthcare Services District No 3 GO, Callable 12/01/33 at 100, 5.25%, 12/1/44	1,130,000	1,153,490
Spokane Public Facilities District Revenue, Callable 06/01/27 at 100, 5.00%, 12/1/41	1,600,000	1,611,584
State of Washington GO, Series 1, Callable 08/01/25 at 100, 5.00%, 8/1/39	100,000	100,154
Tacoma Electric System Revenue, Series A, Refunding, Callable 07/21/25 at 100, 4.00%, 1/1/42	1,000,000	913,474
Washington Health Care Facilities Authority Revenue, Series A, Callable 08/15/25 at 100, 5.00%, 8/15/35	210,000	209,981
		10,562,189
Wisconsin — 1.7%
Kenosha County GO, Series C, 2.00%, 8/1/25	95,000	94,847
Mauston School District GO, Refunding, Callable 03/01/28 at 100, 1.70%, 3/1/35, (AGM Insured)	505,000	387,178

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Wisconsin — (Continued)
Milwaukee Sewerage System Revenue, Series S-5, Refunding, Callable 07/31/25 at 100, 4.00%, 6/1/29	$ 330,000	$ 330,173
Public Finance Authority Revenue, Refunding, Callable 06/01/30 at 100, 5.00%, 6/1/38	35,000	35,999
Public Finance Authority Revenue, Series A, Refunding, Callable 07/21/25 at 100, 5.00%, 6/1/31	1,000,000	1,000,512
Village of Mount Pleasant, Series A, Callable 04/01/28 at 100, 5.00%, 4/1/48, (MORAL OBLG Insured)	650,000	650,482
Wisconsin Health & Educational Facilities Authority Revenue, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/41	2,000,000	2,008,420
Wisconsin Health & Educational Facilities Authority Revenue, Series A, OID, 3.625%, 11/1/29	820,000	817,034
Wisconsin Health & Educational Facilities Authority Revenue, Series A, OID, 4.00%, 11/1/34	555,000	555,760
Wisconsin Housing & Economic Development Authority Housing Revenue, 3.60%, 11/1/26, (HUD SECT 8 Insured)	265,000	265,676
		6,146,081
Wyoming — 1.2%
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.00%, 6/1/28	1,300,000	1,295,360
	Par Value	Value
MUNICIPAL BONDS — (Continued)
Wyoming — (Continued)
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.05%, 12/1/28	$ 1,430,000	$ 1,425,078
Wyoming Community Development Authority Revenue, Series 1, Refunding, 3.10%, 6/1/29	1,495,000	1,492,933
		4,213,371
TOTAL MUNICIPAL BONDS (Cost $278,829,092)		274,414,874
	Par Value/ Shares
PREFERREDS — 8.3%
Consumer Discretionary — 0.3%
General Motors Financial Co., Inc., 5.75%, 9/30/27	1,175,000	1,158,972
Energy — 0.3%
BP Capital Markets PLC, 6.45%, 12/1/33	1,000,000	1,024,480
Financials — 7.7%
Bank of America Corp., 6.625%, 5/1/30	2,600,000	2,698,940
Bank of New York Mellon Corp. (The), 3.70%, 3/20/26	1,410,000	1,402,064
Bank of New York Mellon Corp. (The), 4.625%, 9/20/26	700,000	696,891
Bank of New York Mellon Corp. (The), Non Voting Shares, 6.15%, 3/20/30	13,250	339,730
Bank of New York Mellon Corp. (The), 6.30%, 3/20/30	1,500,000	1,544,720
Citigroup, Inc., 4.00%, 12/10/25	2,725,000	2,713,211
Citigroup, Inc., 7.625%, 11/15/28	1,750,000	1,846,215
Citigroup, Inc., 6.75%, 2/15/30	1,900,000	1,918,831
Goldman Sachs Group, Inc. (The), 6.125%, 11/10/34	4,325,000	4,343,543
Morgan Stanley, 6.875%, 10/15/25	64,395	1,618,246
Northern Trust Corp., 4.60%, 10/1/26	2,620,000	2,620,990
State Street Corp., 5.35%, 3/15/26	25,000	543,000
State Street Corp., 6.45%, 9/15/30	2,100,000	2,139,262

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
	Par Value/ Shares	Value
PREFERREDS — (Continued)
Financials — (Continued)
Wells Fargo & Co., 3.90%, 3/15/26	$ 350,000	$ 346,970
Wells Fargo & Co., 6.85%, 9/15/29	2,350,000	2,471,257
		27,243,870
TOTAL PREFERREDS (Cost $28,222,745)		29,427,322
	Par Value
U.S. TREASURY OBLIGATIONS — 4.9%
United States Treasury Floating Rate Notes, 4.526% (3 Month U.S. Treasury Money Market Yield + 25 bps), 1/31/26(a)	1,250,000	1,251,407
United States Treasury Notes, 2.75%, 8/31/25	16,000,000	15,953,788
U.S. TREASURY OBLIGATIONS (Cost $17,208,420)		17,205,195
CORPORATE BONDS — 2.4%
Consumer Discretionary — 0.4%
VF Corp., 6.00%, 10/15/33	1,500,000	1,384,766
Financials — 0.4%
Zions Bancorp NA, 6.816%, 11/19/35	1,500,000	1,560,080
Materials — 0.2%
Huntsman International, LLC, 2.95%, 6/15/31	1,000,000	841,755
Real Estate — 0.2%
Hudson Pacific Properties LP, REIT, 4.65%, 4/1/29	500,000	449,555
Kilroy Realty LP, REIT, 2.50%, 11/15/32	150,000	120,800
		570,355
Technology — 1.2%
Foundry JV Holdco, LLC, 6.30%, 1/25/39(c)	4,000,000	4,189,881
TOTAL CORPORATE BONDS (Cost $8,371,572)		8,546,837
ASSET-BACKED SECURITIES — 2.0%
Fannie Mae Pool, 6.00%, 5/1/53	1,173,404	1,197,904
	Par Value	Value
ASSET-BACKED SECURITIES — (Continued)
Freddie Mac Pool, 7.00%, 7/1/54	$ 1,640,009	$ 1,729,594
Ginnie Mae II Pool, 6.50%, 7/20/54	4,142,556	4,261,039
TOTAL ASSET-BACKED SECURITIES (Cost $7,135,405)		7,188,537
	Number of Shares
PREFERRED STOCKS — 1.1%
Financials — 1.1%
KKR & Co., Inc., 6.875%, 6/1/65	150,000	3,858,000
TOTAL PREFERRED STOCKS (Cost $3,750,000)		3,858,000
EXCHANGE TRADED FUNDS — 1.5%
SPDR Portfolio High Yield Bond ETF	215,000	5,117,000
TOTAL EXCHANGE TRADED FUNDS (Cost $4,931,660)		5,117,000
SHORT-TERM INVESTMENT — 5.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(d)	20,268,788	20,268,788

TOTAL SHORT-TERM INVESTMENT (Cost $20,268,788)		20,268,788

TOTAL INVESTMENTS - 103.7% (Cost $368,717,682)		366,026,553
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7)%		(13,073,057)
NET ASSETS - 100.0%		$352,953,496

(a)	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
(b)	Zero coupon bond.

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At June 30, 2025, these securities amounted to $4,189,881 or 1.19% of net assets. These securities have been determined by the Fund's adviser to be liquid securities.
(d)	Rate disclosed is the 7-day yield at June 30, 2025.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BAM-TCRS	Build America Mutual-Transferable Custodial Receipts
CA MTG	California Mortgage
CAB	Capital Appreciation Bond
COLL	Collateral
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
LLC	Limited Liability Company
LP	Limited Partnership
MORAL OBLG	Moral Obligation
OID	Original Issue Discount
PLC	Public Limited Company
PSF-GTD	Permanent School Fund Guaranteed
REIT	Real Estate Investment Trust
REMIC FHA 542c	Real Estate Mortgage Investment Conduit Federal Housing Administration Section 542c
SCH BD GTY	School Board Guaranty
SD CRED PROG	State School District Credit Enhancement Program
SPDR	Standard & Poor's Depository Receipt
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept

See accompanying Notes to the Quarterly Portfolio of Investments.

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments
June 30, 2025
(Unaudited)
A. Portfolio Valuation:
The Ambrus Core Bond Fund, Ambrus Tax-Conscious California Bond Fund and Ambrus Tax-Conscious National Bond Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Funds' equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Securities that do not have a readily available current market value are valued in good faith by the Adviser as “valuation designee” under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses).
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund’s bonds are generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that each Fund calculates its NAV (generally, the close of the NYSE) which may impact the value of securities traded in these foreign markets. As a result, each Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
June 30, 2025
(Unaudited)
on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.
The valuations for fixed income securities are typically the prices supplied by independent third-party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third-party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. To the extent that these inputs are observable, the fair value of fixed income securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
The following is a summary of the inputs used, as of June 30, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 06/30/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Ambrus Core Bond Fund
Assets
Corporate Bonds	$213,075,787	$—	$213,075,787	$—
U.S. Treasury Obligations	150,566,867	—	150,566,867	—
Asset-Backed Securities	37,367,653	—	37,367,653	—
Preferreds
Consumer Discretionary	2,022,037	—	2,022,037	—
Energy	2,048,960	—	2,048,960	—
Financials	30,454,857	1,770,536	28,684,321	—
Preferred Stocks	2,572,000	2,572,000	—	—
Municipal Bonds	2,099,214	—	2,099,214	—
Exchange Traded Funds	23,052,500	23,052,500	—	—
Short-Term Investment	32,650,796	32,650,796	—	—
Total Assets	$495,910,671	$60,045,832	$435,864,839	$—
Ambrus Tax-Conscious California Bond Fund
Assets
Municipal Bonds	$303,627,945	$—	$303,627,945	$—
U.S. Treasury Obligations	37,942,428	—	37,942,428	—
Preferreds
Consumer Discretionary	863,065	—	863,065	—
Energy	1,024,480	—	1,024,480	—
Financials	24,968,762	1,817,502	23,151,260	—
Preferred Stocks	3,858,000	3,858,000	—	—
Corporate Bonds	2,009,636	—	2,009,636	—
Exchange Traded Funds	4,760,000	4,760,000	—	—
Short-Term Investment	29,694,067	29,694,067	—	—
Total Assets	$408,748,383	$40,129,569	$368,618,814	$—
Ambrus Tax-Conscious National Bond Fund
Assets
Municipal Bonds	$274,414,874	$—	$274,414,874	$—
Preferreds
Consumer Discretionary	1,158,972	—	1,158,972	—

AMBRUS FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded)
June 30, 2025
(Unaudited)
Funds	Total Value at 06/30/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Energy	$1,024,480	$—	$1,024,480	$—
Financials	27,243,870	2,500,976	24,742,894	—
U.S. Treasury Obligations	17,205,195	—	17,205,195	—
Corporate Bonds	8,546,837	—	8,546,837	—
Asset-Backed Securities	7,188,537	—	7,188,537	—
Preferred Stocks	3,858,000	3,858,000	—	—
Exchange Traded Funds	5,117,000	5,117,000	—	—
Short-Term Investment	20,268,788	20,268,788	—	—
Total Assets	$366,026,553	$31,744,764	$334,281,789	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.
For the period ended June 30, 2025, there were no transfers in or out of Level 3.
For more information with regard to significant accounting policies, see each Fund’s most recent semi-annual or annual report filed with the Securities and Exchange Commission.